Business Acquisitions (Details) - Benson Hill, Inc - USD ($) $ in Thousands						12 Months Ended
	May 31, 2019	Feb. 07, 2019	Dec. 31, 2018	Dec. 21, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash consideration							$ 26,822	$ 22,711
Assets:
Goodwill						$ 9,260	14,331
Business Acquisitions
Amortization of acquired intangibles						$ 1,124	841	356
Acquisition related costs							4,010	526
DDB
Business Acquisition [Line Items]
Cash consideration				$ 22,711
Assets:
Accounts receivable				5,672
Inventory				1,248
Prepaid expenses and other assets				155
Property and equipment				15,037
Right-of-use asset				331
Identified intangible assets				3,574
Goodwill				3,193
Total assets acquired				29,210
Liabilities:
Accounts payable				2,086
Accrued liabilities				797
Revolving line of credit				1,248
Lease liability				331
Long-term debt				1,817
Deferred tax liability				220
Total liabilities assumed				6,499
Total purchase price				22,711
Business Acquisitions
Revenue								709
Reported revenues					$ 46,919
Net loss					18,231
Pro forma adjustments				526
DDB | Trade names
Business Acquisitions
Identified intangible assets				705
DDB | Employment agreement
Business Acquisitions
Identified intangible assets				436
DDB | Customer relationships
Business Acquisitions
Identified intangible assets				$ 2,433
SGI
Business Acquisition [Line Items]
Cash consideration		$ 13,814
Assets:
Accounts receivable		247
Inventory		70
Property and equipment		785
Right-of-use asset		33
Goodwill		9,260
Total assets acquired		15,105
Liabilities:
Accounts payable		1,047
Lease liability		33
Deferred revenue		211
Total liabilities assumed		1,291
Total purchase price		13,814
SGI | IPRD
Assets:
Identified intangible assets		$ 4,710
J&J
Business Acquisition [Line Items]
Cash consideration	$ 14,258
Fixed deferred payment	1,250
Assets:
Accounts receivable	7,827
Inventory	1,814
Prepaid expenses and other assets	612
Property and equipment	4,033
Right-of-use asset	1,345
Identified intangible assets	8,950
Goodwill	1,878
Total assets acquired	26,459
Liabilities:
Accounts payable	8,294
Accrued liabilities	2,562
Lease liability	1,345
Total liabilities assumed	12,201
Total purchase price	14,258
Business Acquisitions
Revenue							28,573
Reported revenues			$ 109,937		70,802
Net loss			$ 40,786		$ 23,928
Pro forma adjustments	1,343
Amortization of acquired intangibles	348
Acquisition related costs							$ 4,010	$ 526
J&J | Trade names
Business Acquisitions
Identified intangible assets	1,640
J&J | Customer relationships
Business Acquisitions
Identified intangible assets	$ 7,310